Basis of preparation and going concern uncertainty - Accumulated other comprehensive income (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Basis of preparation and going concern uncertainty
Opening balance	$ 717,753	$ 693,371
Foreign currency translation differences for Canadian dollar functional currency operations	384,736	24,382	$ (301,064)
Ending balance	1,102,489	717,753	693,371
Increase (decrease) due to changes in accounting policy
Basis of preparation and going concern uncertainty
Opening balance	717,753	693,371	994,435
Foreign currency translation differences for Canadian dollar functional currency operations	384,736	24,382	(301,064)
Ending balance	$ 1,102,489	$ 717,753	$ 693,371